Mezzanine Equity and Shareholders' Deficit - Additional Information (Detail) - USD ($)						3 Months Ended		12 Months Ended
	Jun. 26, 2022	Mar. 25, 2022	Oct. 31, 2021	Jul. 31, 2021	Feb. 26, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2019
Temporary And Stockholders Equity Note Disclosure [Line Items]
Common stock, shares authorized			5,000,000			300,000,000		151,717,882	5,000,000
Common stock par or stated value par value			$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock voting rights			one			Each share of common stock entitles the shareholder to one vote.
Original issue price per share								$ 10
Minimum Threshold Offering For Conversion of Temporary Equity								$ 200,000,000
Preferred stock, shares authorized						50,000,000		0
Preferred stock par or stated value per share						$ 0.0001		$ 0.0001
Percentage of equity interest in subsidiary on as converted basis											27.80%
Stock issued during period shares new issues								5,080,409
Stock issuance costs incurred						$ 41,681,000	$ 5,667,000	$ 8,880,000	$ 2,009,000
Preferred stock, shares issued						0		0
Preferred stock, shares outstanding						0		0
Issuance of common stock in exchange for non-controlling interest, net of issuance costs						$ 0	$ 23,743,000	$ 23,743,000	$ 0
Common shares, shares issued						137,295,455		78,601,283	2,439,634
Proceeds from issuance of common stock						$ 14,791,000		$ 50,800,000
PIPE Investment [Member]
Temporary And Stockholders Equity Note Disclosure [Line Items]
Common shares, shares issued						5,100,000
Predasar Merger [Member]
Temporary And Stockholders Equity Note Disclosure [Line Items]
Common shares, shares issued							10,700,000
Additional paid-in capital						$ 432,000
Tailwind Two Merger [Member]
Temporary And Stockholders Equity Note Disclosure [Line Items]
Issuance of common stock		11,000,000
Tailwind Two Merger [Member] | PIPE Investment [Member]
Temporary And Stockholders Equity Note Disclosure [Line Items]
Proceeds from issuance of common stock						$ 58,400,000
Aggregate third-party issuance costs		$ 48,400,000
Fair value of warrants		$ 13,100,000
Maximum [Member]
Temporary And Stockholders Equity Note Disclosure [Line Items]
Common stock, shares authorized						300,000,000
Preferred stock, shares authorized						50,000,000
PredaSARs common stock
Temporary And Stockholders Equity Note Disclosure [Line Items]
Stock issuance costs incurred									$ 700,000	$ 500,000
Issuance of common stock in exchange for non-controlling interest, net of issuance costs								$ 432,000
Series Seed Preferred Stock
Temporary And Stockholders Equity Note Disclosure [Line Items]
Original issue price per share										$ 1,000
Preferred stock dividend rate percentage								8.00%
Dividends declared								$ 0	$ 0
Preferred stock, shares authorized											25,000
Preferred stock par or stated value per share											$ 0.01
Stock issued during period shares new issues									15,190	9,810
Gross proceeds from issuance of preferred stock									$ 15,200,000	$ 9,800,000
Total proceeds from preferred stock									$ 25,000,000
Preferred stock, shares issued									25,000
Preferred stock, shares outstanding									25,000
Series Seed Preferred Stock | Agreement with Noncontrolling Interest Holders
Temporary And Stockholders Equity Note Disclosure [Line Items]
Number of shares issued in exchange of stock					25,000
Number of shares received by preferred stock holder for each share held								15.523
Common Stock [Member]
Temporary And Stockholders Equity Note Disclosure [Line Items]
Issuance of common stock in exchange for non-controlling interest, net of issuance costs, Shares							10,704,772
Conversion of stock						10,947,686
Common Stock [Member] | Agreement with Noncontrolling Interest Holders
Temporary And Stockholders Equity Note Disclosure [Line Items]
Issuance of common stock in exchange for non-controlling interest, net of issuance costs, Shares					388,064
Terran Orbital Corporation
Temporary And Stockholders Equity Note Disclosure [Line Items]
Noncontrolling Interest,Percentage Of Issued And Outstanding Shares Of Common Stock Of Subsidary								100.00%
Terran Orbital Corporation | PredaSARs common stock
Temporary And Stockholders Equity Note Disclosure [Line Items]
Non controlling interest, number of sahres owned								65,000
Series A Preferred Stock
Temporary And Stockholders Equity Note Disclosure [Line Items]
Temporary equity shares authorized								744,130
Temporary equity shares issued								396,870
Temporary equity shares outstanding								396,870
Temporary equity par or stated value per share								$ 0.0001
Original issue price per share				$ 20.1578
Gross proceeds from issuance of redeemable convertible preferred stock				$ 8,000,000
Number of common shares issued net settlement of preferred stock as part od merger		396,870
Preferred stock dividend rate percentage		8.00%
Dividends declared								$ 0	$ 0
Series A Preferred Stock | Subsequent Event
Temporary And Stockholders Equity Note Disclosure [Line Items]
Threshold Period For Redemption Commencement Of Preferred Stock After Receipt Of Written Notice	60 days
Amended certificate of incorporation
Temporary And Stockholders Equity Note Disclosure [Line Items]
Common stock, shares authorized			5,500,000